INCOME TAXES	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
INCOME TAXES

28. INCOME TAXES

The tax effect (computed by applying the federal and provincial/state statutory rates in the jurisdictions the Company and its subsidiary operate) of the significant temporary differences, which comprise deferred income tax assets and liabilities, are as follows:

	2021	2020
	$	$
Net loss before income taxes	(4,594,288)	(3,674,304)
Statutory income tax rate	27%	27%
Income tax recovery	(1,240,458)	(992,062)

Differences between Canadian and foreign tax rates	(83,782)	(95,362)
Permanent differences and others	(249,362)	(76,522)
Impact of foreign exchange	(125,223)	142,767
Under provided in prior years	96,482	363,357
Effect of change in income tax rates	4,187	164,204
Temporary differences	1,657,957	316,758
Change in unrecognized losses	25,468	363,420
	85,269	186,560

Current income tax expense	85,269	186,560
Deferred income tax recovery	-	-
	-	-

The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2021 and 2020 are as follows:

	2021	2020
	$	$
Deferred income tax assets:
Non-capital loss carry-forwards	88,066	487,721
Property and equipment	23,524	-
Lease liabilities	722,166	501,470
Deferred income tax assets	833,756	989,191

Deferred income tax liabilities:
Excess of carrying value over tax value of right-of-use assets	(784,732)	(561,508)
Excess of carrying value over tax value of intangible assets	(10,084)	(389,728)
Excess of carrying value over tax value of bonds payable	(38,940)	(19,317)
Excess of carrying value over property and equipment	-	(18,638)
Unrecognized deductible temporary differences	(833,756)	(989,191)

Unrecognized deductible temporary differences	-	-

Significant unrecognized tax benefits and unused taxes for which no deferred tax assets are recognized as of December 31, 2021 and 2020 are as follows:

	2021	2020
	$	$
Non-capital losses carried forward	25,418,239	24,441,678
Property and equipment	3,426	7,337
Share issuance costs	333	17,556
Capital losses carried forward	3,294,836	3,294,836
Lease liabilities	36,157	36,157
Unrecognized deductible temporary differences	28,752,991	27,797,564

As at December 31, 2021, the Company has non-capital losses carried forward of approximately $25,666,000 (2020 - $26,814,000) including $19,967,000 (2020 - $19,956,000) in Canada, $5,233,000 (2020 - $4,012,000) in Argentina, $nil (2020 - $ nil) in Mexico and $466,000 (2020 - $2,846,000) in the United States of America. These losses begin expiring in 2022.